Investments and Derivative Instruments (Net Realized Capital Gains (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net realized capital gains (losses)
Gross gains on sales	$ 821		$ 687		$ 832
Gross losses on sales	(440)		(384)		(522)
Net OTTI losses recognized in earnings	(349)	[1]	(174)	[1]	(434)	[1]
Valuation allowances on mortgage loans	14		24		(154)
Japanese fixed annuity contract hedges, net	(36)	[2]	3	[2]	27	[2]
Periodic net coupon settlements on credit derivatives/Japan	(10)		(10)		(17)
Total results of variable annuity hedge program	(1,288)		78		(333)
Other, net	544	[3]	(450)	[3]	10	[3]
Net realized capital gains (losses)	(744)		(226)		(591)
U.S. [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	179		(613)		(356)
U.S. [Member] | GMWB derivatives, net [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	519		(397)		89
U.S. [Member] | Macro Hedge Program [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	(340)		(216)		(445)
International [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	$ (1,467)		$ 691		$ 23

[1]	Includes $177 of intent-to-sell impairments relating to the sales of the Retirement Plans and Individual Life businesses.
[2]	Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).
[3]	Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.